Segments and Geographical Information (Details) - Schedule of total revenues and long-lived assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 33,551		$ 33,817	$ 32,650
Long-lived assets	956	[1]	1,257	1,108
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	24,369		23,493	22,990
Long-lived assets	956	[1]	1,257	1,108
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	3,831		5,055	3,800
Long-lived assets		[1]
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,375		3,624	4,209
Long-lived assets		[1]
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,449		901	1,189
Long-lived assets		[1]
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	527		744	462
Long-lived assets		[1]

[1]	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).